Property and Equipment, Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leafly Holdings, Inc.[Member]
Property and Equipment, Net (Details) [Line Items]
Recognized depreciation expense	$ 195	$ 240	$ 312	$ 216